Stockholders' Equity - Recapitalization of Pluralsight Holdings (Details)		12 Months Ended
	May 16, 2018 shares	Dec. 31, 2018
Common Units Of Pluralsight Holdings Converted Into LLC Units
Class of Stock [Line Items]
Conversion ratio	1
Shares converted (in shares)	48,407,645
Redeemable Convertible Preferred Units Converted Into LLC Units
Class of Stock [Line Items]
Conversion ratio	1
Shares converted (in shares)	48,447,880
Incentive Units Of Pluralsight Holdings Converted Into LLC Units
Class of Stock [Line Items]
Shares converted (in shares)	15,783,689
Shares issued from conversion (in shares)	12,667,778
Class B Incentive Units Of Pluralsight Holdings Converted Into LLC Units
Class of Stock [Line Items]
Shares converted (in shares)	3,000,000
Shares issued from conversion (in shares)	1,747,067
LLC Units Exchanged For Shares Of Class A Common Stock
Class of Stock [Line Items]
Shares converted (in shares)	39,110,660
LLC Units Converted Into Class B And Class C Common Stock
Class of Stock [Line Items]
Conversion ratio	1	1
Required ratio to be maintained	1
LLC Units Converted Into Class B And Class C Common Stock | Class B Common Stock
Class of Stock [Line Items]
New issues (in shares)	58,111,572
LLC Units Converted Into Class B And Class C Common Stock | Class C Common Stock
Class of Stock [Line Items]
New issues (in shares)	14,048,138
Required LLC Unit Ratio For Each Share Of Class A Common Stock Issued
Class of Stock [Line Items]
Conversion ratio	1